Postretirement Plans - Schedule of Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Pension
Pensions
2024	$ 4,524
2025	4,425
2026	4,345
2027	4,241
2028	4,143
2029-2033	19,106
Other Postretirement Benefits
Pensions
2024	346
2025	328
2026	306
2027	282
2028	256
2029-2033	943
Gross benefits paid
2024	358
2025	341
2026	319
2027	295
2028	269
2029-2033	1,004
Subsidies
2024	(12)
2025	(13)
2026	(13)
2027	(13)
2028	(13)
2029-2033	$ (61)